FAIR VALUE MEASUREMENTS (Details)	Jun. 30, 2021 USD ($)
Assets:
Assets held in Trust Account	$ 80,120,809
Cash
Assets:
Assets held in Trust Account	0
U.S. Treasury Securities
Assets:
Assets held in Trust Account	80,120,809
Level 1 | Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	80,120,809
Fair Value	$ 80,120,809